Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, inventory valuation, the useful lives of long-lived assets, impairment of long-lived assets, goodwill, product warranties, fair value measurement of ordinary shares and preferred shares, share-based compensation, the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities primarily including available-for-sale securities at fair value on a recurring basis as of December 31, 2016 and 2017.

Measured fair value on a nonrecurring basis

The Company measured the value of its ordinary shares at fair value to determine the intrinsic value of the beneficial conversion feature attached to the Series B-1 Preferred Shares and Series B-2 Preferred Shares on each of the issuance date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs).

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Measured fair value on a nonrecurring basis – continued

The Group applied the income approach by applying the discounted cash flow method (“DCF”). The DCF involves applying an appropriate discount rate to discount future cash flows to present value. The future cash flows represent management’s best estimation as of measurement date. The projected cash flow estimation includes, among others, analysis of projected revenue growth, gross margins and terminal value and these assumptions are consistent with the Group’s business plan. In determining an appropriate discount rate, the Group has considered the weighted average cost of capital (“WACC”) by considering relative risk of the industry and the characteristics of the Company. A discount rate of 22% as of the valuation date was used.

Goodwill and other intangible assets are measured at fair value on a nonrecurring basis when an impairment is recognized.

The Group measured goodwill at fair value on a nonrecurring basis when it is evaluated annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measured acquired intangible assets using the income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions during the years ended December 31, 2015, 2016 and 2017. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognized any impairment loss related to goodwill during the year ended December 31, 2017. The Group did not have any goodwill as of December 31, 2016 and 2015.

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, restricted cash, amount due from related parties, available-for-sale securities investments, accounts payable, notes payable, short-term bank borrowing and amount due to related parties. The Company carries its available-for-sales investments at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, restricted cash, amount due from related parties, accounts payable, notes payable and short-term bank borrowings approximate their fair values due to the short-term maturities of these instruments. The carrying amount of amount due to a related party approximates fair value as it includes a market interest rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on-hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks requires the Group to make a deposit for 60% or 100% of the face value of the bank acceptance notes issued as collateral. The deposits for unsettled bank acceptance notes are recorded as restricted cash in the consolidated balance sheet.

Notes payable

The Group endorses bank acceptance notes (“Notes”) to suppliers in the PRC in the normal course of business. The Group may endorse these Notes with its suppliers to clear its accounts payable. When the Notes are endorsed by the Group, the Group is jointly liable with other endorsers in the Notes. Notes that have been presented to banks or endorsed with suppliers are derecognized from the consolidated balance sheets when the Notes are settled with banks or when the obligations as endorser are discharged.

Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Allowance for doubtful accounts

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves.

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of advance to suppliers, prepaid expenses, other receivables and value-added tax receivables.

Inventories

Inventories of the Group consist of raw materials, finished goods and work in process. Inventories are stated at the lower of cost or net realizable value on a weighted average basis. Inventory costs include expenses that are directly or indirectly incurred in the purchase, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale. Expenses include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon the product life cycle. During the years ended December 31, 2015, 2016 and 2017, inventory write-down amounted to nil, RMB1,037 and RMB2,449, respectively.

Short-term investments

Short-term investments are available-for-sale investments with a maturity of less than one year. The Group’s short-term available-for-sale investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are measured at fair value.

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Intangible asset, net

Acquired intangible assets other than goodwill consist of the domain name for the Company’s website www.huami.com and the patents and trademark from the acquisition of Yunding.

The domain name is recognized as an intangible asset with indefinite life and evaluated for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of asset with its carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair value. The estimates of values of the intangible asset not subject to amortization are determined using discounted cash flow valuation approach. Significant assumptions are inherent in this process, including estimates of discount rates.

The patents and trademark are recognized as intangible assets with finite lives and are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the estimated useful life of 10 years.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Goodwill – continued

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

During the year ended December 31, 2017, there are no reporting units at risk of step 1 and the Group recognized nil impairment loss on goodwill.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale securities investments.

(a)	Cost Method Investments

For investee companies over which the Group does not have significant influence or a controlling interest, the Group carries the investment at cost and recognizes as income any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group estimated the fair value of these investee companies based on the discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. An impairment charge is recorded if the carrying amount of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group did not record any impairment loss on its cost method investments during the years ended December 31, 2015, 2016 and 2017.

(b)	Equity Method Investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounts for the investment under the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Long-term investments – continued

Under the equity method of accounting, the investee company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the investee company is reflected in the caption “(loss)/income from equity method investments” in the consolidated statements of operations.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group did not record any impairment losses on its equity method investments during the years ended December 31, 2015, 2016 and 2017.

(c)	Available-for-sale Investments

For investments which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for other than temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group did not record any impairment losses on its available- for-sale investments during the years ended December 31, 2015, 2016 and 2017, respectively.

Revenue recognition

The Group generates substantially all of its revenues from sales of smart wearable devices. The Group also generates a small amount of its revenues from its subscription-based services. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and the services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured. The Group recognizes revenue, net of estimated sales returns and value-added taxes (“VAT”).

The Group’s contracts with its customers have multiple element arrangements. The first deliverable is the smart wearable device and embedded firmware that is essential to the functionality of the device. The second deliverable is the software services included with the products, which are provided free of charge and enable users to sync, view, and access real-time data on the Group’s mobile apps. The third deliverable is the embedded right included with the purchase of the device to receive, on a when-and-if-available basis, future unspecified firmware upgrades and features relating to the product’s essential firmware.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

The Group allocates revenue to all deliverables based on their relative selling prices. The Group uses a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence (“VSOE”) of fair value, (ii) third-party evidence (“TPE”), and (iii) best estimate of the selling price (“BESP”). Because the Group currently has neither VSOE nor TPE for any of its deliverables, revenue is allocated to the deliverables on the Group’s BESP as if each deliverable was sold regularly on a stand-alone basis. The Group’s process for determining its BESP considers multiple factors including consumer behaviors and the Group’s internal pricing model. The BESP for the smart wearable devices comprises the majority of the arrangement consideration. The BESP for the software services and software upgrades is currently estimated at RMB0.31 per unit, RMB0.43 per unit and RMB1.30 per unit during the years ended December 31, 2015, 2016 and 2017, respectively. The Group recognizes revenue for the amounts allocated to the smart wearable devices at the time of delivery (except as noted below), provided the other conditions for revenue recognition have been met. Most of the revenue for products sold through distributors or retailers is recognized on a sell-in basis. Amounts allocated to the software services and unspecified upgrade rights are deferred and recognized on a straight-line basis over their estimated usage period which approximates 9 months. During the years ended December 31, 2015, 2016 and 2017, the Company generated 97.1%, 92.1% and 78.8% of revenues from one customer that entered into a cooperation agreement as further described below. The remaining revenues during the years ended December 31, 2016 and 2017 was mostly generated from sales of the Company’s self-branded Amazfit products to retailers, distributors and end users, among which the customer discussed above is also an important distribution channel for Amazifit products. The Company’s revenue recognition for its Amazfit products is consistent with that described in the preceding paragraphs.

Cooperation agreement with one customer

During the years ended December 31, 2015, 2016 and 2017, the Group generated most of its revenues from sales of exclusively designed and manufactured smart wearable devices to one customer, who is also the sole distribution channel for such smart wearable devices. This customer is a company controlled by one of our shareholders (see note 21). Under a cooperation agreement with this customer, the Group produces and assembles final product for shipments of smart wearable devices to that customer, who is then responsible for commercial distribution and sale of the product.

The arrangement includes two payment installments. The first payment installment is priced to recover the costs incurred by the Group in developing, producing and shipping the devices to its customer and is due from the customer to the Group once products have been delivered. The Group allocates the initial payment installment between the hardware device, the software services, and the software upgrades based on their relative fair value and recognizes revenue based on its recognition policy further described in the preceding paragraph. The Group is also entitled to receive a potential second installment payment calculated as 50 percent of the future net profits from commercial sales made by the customer. Given the revenue from the profit sharing arrangement is contingent on the commercial sale, the Group recognizes revenue from the second installment in the period following the commercial sale by the customer, which is when the fee is fixed and determinable. The fee related to the second installment is usually earned by the Group between 30 to 45 days after initial shipment of the product to the customer. The second installment is also allocated between the hardware device, the software services, and the software upgrades based on their relative fair value and is recognized based on the Group’s recognition policy further described in the preceding paragraph. The Company’s revenue recognition policy of its products under its cooperation agreement is substantially consistent with that for its sales of Amazfit products except that the installment payments available to its customer under its cooperation agreement are not available to customers who purchase its Amazfit products.

Value added taxes

“VAT” on sales is calculated at 17% on revenue from products. The Group reports revenue net of VAT. Subsidiaries that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Rights of return

The Group offers limited sales returns for several products. The Group estimates reserves for these sales based on historical experience, and records the reserve as a reduction of revenue and accounts receivable. During the years ended December 31, 2015, 2016 and 2017, actual returns have been insignificant.

Cost of revenues

Cost of revenues consists primarily of material costs, salaries and benefits for staff engaged in production activities and related expenses that are directly attributable to the production of products. The shipping and handling fees billed to the customers are presented as part of cost of revenues as well.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Product warranty

The Group offers a standard product warranty that the product will operate under normal use. For products sold to the one customer under the cooperation agreement, the warranty period is 18 months which includes a six month warranty to that customer and an additional 12 months warranty to end-users. For products sold directly to end users, the warranty period include a 12 months warranty to end users. The Group has the obligation, at its option, to either repair or replace the defective product.

At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as a cost of revenue.

Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, materials, office rental expense, general expenses and depreciation expenses associated with research and development activities.

Advertising expense

Advertising expense are expensed as incurred and included in selling and marketing expenses. Total advertising expenses were RMB14,819, RMB13,474 and RMB7,586 for the years ended December 31, 2015, 2016 and 2017, respectively.

Government subsidies

Government subsidies represent government grants received from local government authorities to encourage the Group’s technology and innovation. The Group records such government subsidies as other income when it has fulfilled all of its obligation related to the subsidy.

During the years ended December 31, 2015, 2016 and 2017, the Group recognized RMB549, RMB14,726 and RMB6,719 as subsidy income, respectively. As of December 31, 2017, the balance of RMB9,104 subsidy was deferred and recorded as other current liabilities and other non-current liabilities as the Group has to meet the performance conditions required by the government authority.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Share-based payment

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Comprehensive (loss)/income

Comprehensive (loss)/income consists of two components, net income and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net (loss)/income. The Group’s other comprehensive income consists of foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency and the fair value change of available-for-sale investments of the Group. Comprehensive (loss)/income is reported in the consolidated statements of comprehensive (loss)/income.

Foreign currencies

The functional currency of the Company outside of the PRC is the US$. The reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries with operations in the PRC, Hong Kong, the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The financial statements of the Company’s subsidiaries, other than the subsidiaries and consolidated VIEs with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIEs and VIEs’ subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations during the year in which they occur.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in US$ amounted to RMB164,188, RMB98,537 and RMB66,494 as of December 31, 2015, 2016 and 2017, respectively.

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from RMB into US$ as of and during the year ended December 31, 2017 is solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5063, representing the rate as certified by the statistical release of the Federal Reserve Board of United States on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on December 29, 2017, or at any other rate.

Net (loss)/income per share

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if converted basis. The Group determined that the nonvested restricted shares owned by the founders are participating securities as the holders of these nonvested restricted shares have nonforfeitable rights to receive dividends with all ordinary shares but these nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s loss. Accordingly, the Group uses the two-class method, whereby undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and nonvested restricted shares held by the founders to the extent that each class may share income in the year; whereas the undistributed net loss for the year is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares owned by the founders are not contractually obligated to share the loss.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Net (loss)/income per share - continued

Diluted (loss)/income per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, share options, restricted shares and restricted stock units which could potentially dilute basic (loss)/ income per share in the future. To calculate the number of shares for diluted (loss)/income per ordinary shares, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the share options, restricted shares and restricted stock units is computed using the treasury stock method.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and revenue. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Accounts receivable concentration of credit risk as below:

As of December 31,
	2016	2017
	RMB	RMB
Company A	6,658(24.7%)	18,782(57.1%)
Total	6,658(24.7%)	18,782(57.1%)

Amount due from related parties concentration of credit risk as below:

As of December 31,
	2016	2017
	RMB	RMB
Company C	457,100(95.0%)	566,732(98.0%)
Total	457,100(95.0%)	566,732(98.0%)

Revenue generated from Company B and Company C accounted for 97.4%, 93.2% and 86.7% of total revenue during the year ended December 31, 2015, 2016 and 2017, respectively. Company B and Company C are both subsidiaries of a company controlled by one of the Group’s shareholders (see note 21).

For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Company C	—	1,448,960(93.1%)	1,773,595(86.6%)
Company B	872,890(97.4%)	711(0.05%)	2,072(0.1%)
Total	872,890(97.4%)	1,449,671(93.2%)	1,775,667(86.7%)

Supplier Concentration

The Group relies on third parties for the supply and manufacturing of its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Group may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

For the year ended December 31, 2017, 29% of its raw materials were purchased through Company D, but numerous alternate sources of supply are readily available on comparable terms.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Newly adopted accounting pronouncements

In November 2016, FASB issued ASU 2016-18, requiring that a statement of cash flows to explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this ASU apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017. Early adoption is permitted. On January 1, 2017, the Group elected to early adopt this new guidance and have applied the changes to the consolidated cash flows during the years ended December 31, 2016 and 2017. As of December 31, 2017, restricted cash of approximately RMB3,185 is included in cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows. The Company did not have any restricted cash prior to 2017.

Recent accounting pronouncements not yet adopted

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers.” ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing.” ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09.

The Group will adopt ASU 2014-09 as of January 1, 2018 utilizing the modified retrospective transition method. Upon adoption, the Company will recognize the cumulative effect of adopting this guidance as an adjustment to its opening retained earnings balance. The Group has substantially completed its assessment of the new standard. Based on its preliminary assessment, the Company does not believe the adoption of Topic 606 will have a significant impact on revenue recognized on sales from the Company's self-branded Amazfit products.  However, the Company believes that the new standard will impact the timing of when revenue is recognized on sales under the Company's cooperation agreement with its main customer. Under the accounting standard in effect prior to the new revenue standard, the second installment payment in the Company's cooperation agreement, calculated as 50 percent of the future net profits from commercial sales made by the customer was considered contingent and recognized in the period following the commercial sale by the customer, which is when the fee became fixed or determinable. Under the new revenue standard, revenue related to the second installment payment in the Company's cooperation agreement will be considered variable consideration and the amount determined to not be probable of significant reversal will be included in the transaction price utilizing the expected value method. Additionally, the Company has determined that the new revenue standard will impact the balance sheet presentation of its sales return reserve which will be shown as a separate asset and refund liability on its consolidated balance sheet. The Company also expects the adoption to lead to increased footnote disclosures, particularly with regard to revenue related balance sheet accounts and revenue by category.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values, which should be applied prospectively. The Group is in the process of evaluating the impact of the adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Recent accounting pronouncements not yet adopted - continued

In January 2017, the FASB issued ASU 2017-04, addressing concerns regarding the cost and complexity of the two-step goodwill impairment test, the amendments in this ASU remove the second step of the test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. For public business entities that are SEC filers, the amendments are effective for annual and interim goodwill impairment tests in fiscal years beginning after December 15, 2019. For public business entities that are not SEC filers, the ASU’s amendments are effective for annual and interim goodwill impairment tests in fiscal years beginning after December 15, 2020. For all other entities, including not-for-profit entities, the ASU’s amendments are effective for annual and interim goodwill impairment tests in fiscal years beginning after December 15, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.